Debt Securities at Fair Value Through Profit or Loss - Summary of Debt Securities at Fair Value Through Profit or Loss (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	$ 842,993,411	$ 3,815,466,650
Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	781,686,518	3,731,691,327
Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	60,199,784	71,407,424
Foreign Government securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	1,107,109	12,367,899
Argentine government Treasury bonds at a discount in pesos adjustable by CER - Maturity: 06-30-2025 | Level 1 [member] | Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	413,688,814
Argentine government Treasury bonds in pesos adjustable by CER 4.25% - Maturity: 02-14-2025 | Level 1 [member] | Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	125,482,034	626,057
Argentine Republic Dollar Bonds step up - Maturity: 07-09-2035 | Level 1 [member] | Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	23,291,954	2,064,671
Argentine government Treasury bonds at a discount in pesos adjustable by CER - Maturity: 12-15-2027 | Level 1 [member] | Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	22,348,055
Argentine government Treasury bonds at a discount in pesos adjustable by CER - Maturity: 12-15-2026 | Level 1 [member] | Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	18,106,173
Argentine government Treasury bills capitalizable in pesos - Maturity: 08-15-2025 | Level 1 [member] | Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	17,636,614
Argentine government Treasury bills capitalizable in pesos - Maturity 03-31-2025 | Level 1 [member] | Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	14,517,787
Argentine Republic Dollar Bonds step up - Maturity: 07-09-2041 | Level 1 [member] | Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	14,369,263	2,704,994
Treasury Bills of the Province of Neuquén S01 C01 - Maturity: 04-19-2026 | Level 2 [member] | Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	10,738,000	19,965,096
Argentine government Treasury bonds capitalizable in pesos - Maturity: 02-13-2026 | Level 1 [member] | Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	9,060,602
Corporate bonds YPF SA C025 - Maturity: 02-13-2026 | Level 2 [member] | Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	10,524,314	22,274,000
Corporate bonds Genneia SA C031 - Maturity: 09-02-2027 | Level 1 [member] | Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	3,746,255	6,381,042
Corporate bonds Telecom Argentina SA C005 - Maturity: 08-06-2025 | Level 1 [member] | Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	3,539,868
Corporate bonds Coemision Gemsa and CTR C021 - Maturity: 04-17-2025 | Level 1 [member] | Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	2,924,998	3,789,091
Fiduciary Debt Securities Confibono Financial Trust [Member] | Level 3 [member] | Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	2,632,564
Corporate bonds YPF SA C043 - Maturity: 03-08-2027 | Level 1 [member] | Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	2,308,739
Corporate bonds Pan American Energy LLC C033 - Maturity: 07-04-2027 | Level 1 [member] | Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	1,996,800
Corporate bonds Telecom Argentina SA C10 - Maturity: 06-10-2025 | Level 1 [member] | Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	1,988,096
Corporate bonds John Deere Credit Cía. Financiera SA C013 Maturity: 01-04-2026 | Level 1 [member] | Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	1,959,985
Corporate bonds Pampa Energía SA CL. I - Maturity: 01-24-2027 | Level 2 [member] | Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	1,905,010	7,602,893
Other [member] | Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	112,447,222	3,706,330,509
Other [member] | Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	26,673,155	31,360,398
US Treasury bills - Maturity: 03-20-2025 | Level 1 [member] | Foreign Government securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	1,023,272
US Treasury bills - Maturity: 02-04-2025 | Level 1 [member] | Foreign Government securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	$ 83,837
US Treasury bills - Maturity: 06-27-2024 | Level 1 [member] | Foreign Government securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss		7,290,477
US Treasury bills - Maturity: 10-31-2024 | Level 1 [member] | Foreign Government securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss		$ 5,077,422